Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Schedule of other assets

Other Assets
($ millions)	December 31, 2020	December 31, 2019
Long-term receivables(1)	130	489
Precious metals	21	22
Other	15	13
End of year	166	524
(1)    Includes insurance proceeds of $98 million (2019 – $435 million), related to the Superior Refinery incident.
For the year ended December 31, 2020, the Company accrued pre-tax recoveries for rebuild costs, incident costs and business interruption associated with the Superior Refinery incident of $85 million (December 31, 2019 - $630 million), which is included in other-net in the consolidated statements of loss.